EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Levin Easterly Value Opportunities Fund as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2019 (SEC Accession No. 0001398344-19-020538), in interactive data format.